GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Changes in carrying amount of goodwill

	Thousands of Yen
	Japan	Japan-AI	U.S.	Other	Total
Fiscal year ended March 31, 2015
Acquisition	¥—	¥—	¥150,881	¥—	¥150,881
Translation adjustments and other	—	—	24,546	—	24,546
Goodwill	—	—	175,427	—	175,427
Accumulated impairment losses	—	—	―	—	—
Balance at March 31, 2015	—	—	175,427	—	175,427

Acquisition	—	—	2,162,944	—	2,162,944
Translation adjustments and other	—	—	(206,234)	—	(206,234)
Goodwill	—	—	2,132,137	—	2,132,137
Accumulated impairment losses	—	—	—	—	—
Balance at March 31, 2016	—	—	2,132,137	—	2,132,137

Acquisition	—	—	127,449	—	127,449
Translation adjustments and other	—	—	(220,876)	—	(220,876)
Goodwill	—	—	2,038,710	—	2,038,710
Accumulated impairment losses	—	—	—	—	—
Balance at March 31, 2017	¥—	¥—	¥2,038,710	¥—	¥2,038,710

Intangible assets except for capitalized computer software costs
Finite-Lived Intangible Assets [Line Items]
Components of intangible assets subject to amortization

	Thousands of Yen
	2016		2017
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥2,068,580	¥114,164	¥2,168,992	¥255,532
Trademarks	84,307	22,759	37,362	24,588
Noncompete agreements	46,875	10,416	47,680	26,069
Favorable leases	114,522	21,558	130,408	68,911
Other	72,629	26,397	83,319	44,064
	¥2,386,913	¥195,294	¥2,467,761	¥419,164

Estimated aggregate amortization expense of intangible assets except for capitalized software costs for each of the next five years

Year Ending March 31,	Thousands of Yen
2018	¥219,821
2019	181,302
2020	156,575
2021	156,378
2022	156,025